Segments - Summary of Results by Segment (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£) Employee	Dec. 31, 2017 GBP (£) Employee	Dec. 31, 2016 GBP (£) Employee	Jan. 01, 2018 GBP (£)
Disclosure of operating segments [line items]
Net interest income	£ 3,606	£ 3,803	£ 3,582
Non-interest income	937	1,109	1,213
Total operating income	4,543	4,912	4,795
Operating expenses before credit impairment losses, provisions and charges	(2,563)	(2,502)	(2,417)
Credit impairment (losses)/releases	(153)	(203)	(67)
Provisions for other liabilities and charges	(260)	(393)	(397)
Total operating credit impairment losses, provisions and (charges)/releases	(413)	(596)	(464)
Profit before tax	1,567	1,814	1,914
Revenue from external customers	4,543	4,912	4,795
Inter-segment revenue	4,543	4,912	4,795
Total operating income	4,543	4,912	4,795
Revenue from external customers includes the following fee and commission income disaggregated by income type:
- Current account and debit card fees	753	791	747
- Insurance, protection and investments	105	100	94
- Credit cards	85	92	95
- Non-banking and other fees(3)	227	239	252
Total fee and commission income	1,170	1,222	1,188
Fee and commission expense	(421)	(415)	(418)
Net fee and commission income	749	807	770
Customer loans	199,869	200,324	200,156
Total assets	289,381	314,760	302,510	£ 314,500
Customer deposits	172,131	175,921	172,351
Total liabilities	£ 273,161	£ 298,558	£ 287,057
Average number of staff | Employee	23,648	19,559	19,863
Retail banking [member]
Disclosure of operating segments [line items]
Net interest income	£ 3,126	£ 3,270	£ 3,117
Non-interest income	638	615	559
Total operating income	3,764	3,885	3,676
Operating expenses before credit impairment losses, provisions and charges	(1,929)	(1,856)	(1,785)
Credit impairment (losses)/releases	(124)	(36)	(21)
Provisions for other liabilities and charges	(230)	(342)	(338)
Total operating credit impairment losses, provisions and (charges)/releases	(354)	(378)	(359)
Profit before tax	1,481	1,651	1,532
Revenue from external customers	4,421	4,534	4,387
Total operating income	3,764	3,885	3,676
Revenue from external customers includes the following fee and commission income disaggregated by income type:
- Current account and debit card fees	697	737	697
- Insurance, protection and investments	105	100	94
- Credit cards	85	92	95
- Non-banking and other fees(3)	75	45	53
Total fee and commission income	962	974	939
Fee and commission expense	(382)	(367)	(369)
Net fee and commission income	580	607	570
Customer loans	172,747	168,729	168,389
Total assets	201,261	174,524	175,100
Customer deposits	142,065	143,834	143,996
Total liabilities	£ 142,839	£ 150,847	£ 149,793
Average number of staff | Employee	20,694	17,194	17,424
Retail banking [member] | Elimination of Intersegment Amounts [member]
Disclosure of operating segments [line items]
Inter-segment revenue	£ (657)	£ (649)	£ (711)
Corporate and commercial banking [member]
Disclosure of operating segments [line items]
Net interest income	403	391	380
Non-interest income	82	74	76
Total operating income	485	465	456
Operating expenses before credit impairment losses, provisions and charges	(258)	(223)	(215)
Credit impairment (losses)/releases	(23)	(13)	(29)
Provisions for other liabilities and charges	(14)	(55)	(26)
Total operating credit impairment losses, provisions and (charges)/releases	(37)	(68)	(55)
Profit before tax	190	174	186
Revenue from external customers	638	639	651
Total operating income	485	465	456
Revenue from external customers includes the following fee and commission income disaggregated by income type:
- Current account and debit card fees	27	27	27
- Non-banking and other fees(3)	62	63	57
Total fee and commission income	89	90	84
Fee and commission expense	(25)	(31)	(31)
Net fee and commission income	64	59	53
Customer loans	17,702	19,391	19,382
Total assets	17,702	19,391	19,381
Customer deposits	17,606	17,760	16,082
Total liabilities	£ 17,634	£ 18,697	£ 17,203
Average number of staff | Employee	1,732	1,240	1,435
Corporate and commercial banking [member] | Elimination of Intersegment Amounts [member]
Disclosure of operating segments [line items]
Inter-segment revenue	£ (153)	£ (174)	£ (195)
Corporate and investment banking [member]
Disclosure of operating segments [line items]
Net interest income	69	74	73
Non-interest income	272	364	312
Total operating income	341	438	385
Operating expenses before credit impairment losses, provisions and charges	(262)	(304)	(281)
Credit impairment (losses)/releases	(14)	(174)	(21)
Provisions for other liabilities and charges	(8)	(11)	(11)
Total operating credit impairment losses, provisions and (charges)/releases	(22)	(185)	(32)
Profit before tax	57	(51)	72
Revenue from external customers	386	506	474
Total operating income	341	438	385
Revenue from external customers includes the following fee and commission income disaggregated by income type:
- Current account and debit card fees	29	27	23
- Non-banking and other fees(3)	87	123	132
Total fee and commission income	116	150	155
Fee and commission expense	(14)	(17)	(17)
Net fee and commission income	102	133	138
Customer loans	4,613	6,037	5,659
Total assets	33,657	51,078	39,777
Customer deposits	4,853	4,546	4,054
Total liabilities	£ 14,222	£ 45,603	£ 36,506
Average number of staff | Employee	1,108	1,006	916
Corporate and investment banking [member] | Elimination of Intersegment Amounts [member]
Disclosure of operating segments [line items]
Inter-segment revenue	£ (45)	£ (68)	£ (89)
Corporate centre [member]
Disclosure of operating segments [line items]
Net interest income	8	68	12
Non-interest income	(55)	56	266
Total operating income	(47)	124	278
Operating expenses before credit impairment losses, provisions and charges	(114)	(119)	(136)
Credit impairment (losses)/releases	8	20	4
Provisions for other liabilities and charges	(8)	15	(22)
Total operating credit impairment losses, provisions and (charges)/releases		35	(18)
Profit before tax	(161)	40	124
Revenue from external customers	(902)	(767)	(717)
Total operating income	(47)	124	278
Revenue from external customers includes the following fee and commission income disaggregated by income type:
- Non-banking and other fees(3)	3	8	10
Total fee and commission income	3	8	10
Fee and commission expense			(1)
Net fee and commission income	3	8	9
Customer loans	4,807	6,167	6,726
Total assets	36,761	69,767	68,252
Customer deposits	7,607	9,781	8,219
Total liabilities	£ 98,466	£ 83,411	£ 83,555
Average number of staff | Employee	114	119	88
Corporate centre [member] | Elimination of Intersegment Amounts [member]
Disclosure of operating segments [line items]
Inter-segment revenue	£ 855	£ 891	£ 995